Other non-current liabilities	12 Months Ended
Dec. 31, 2023
Other Liabilities, Noncurrent [Abstract]
Other non-current liabilities	Note 13: - Other non-current liabilities Other non-current liabilities consisted of the following as of:
	December 31,
	2023	2022
Deferred tax liabilities	1,805	474
Other	813	1,085
	$2,618	$1,559